UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06565

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

30 Rowes Wharf, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-% (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-15 under the Investment Company Act of 1940 (17CFR 270.3b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1.  Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS – 15.1% of Net Assets
	Convertible Preferred (Restricted) – 15.0%
	Drug Discovery Technologies – 1.5%
2,380,953	Agilix Corporation Series B (a) (b)	$141,809
375,000	Ceres, Inc. Series C(a)	2,250,000
32,193	Ceres, Inc. Series C-1 (a)	193,158
280,105	Ceres, Inc. Series D (a)	1,680,630
324,717	Cougar Biotechnology Inc. Series A (a)	1,462,493
1,398,732	Galileo Pharmaceuticals, Inc. Series F-1 (a)	140
300,000	Zyomyx, Inc. Series A New (a)	30,000
300	Zyomyx, Inc. Series B New (a)	30
	Emerging Biopharmaceuticals – 4.1%
1,117,381	Agensys, Inc. Series C (a)	3,300,300
2,586,207	Corus Pharma, Inc. Series C (a)	1,500,000
1,818,182	Raven biotechnologies, Inc. Series B (a)	1,509,091
2,809,157	Raven biotechnologies, Inc. Series C (a)	2,331,600
4,083,022	Raven biotechnologies, Inc. Series D (a)	1,200,000
2,123,077	TargeGen, Inc. Series C (a)	2,760,000
47,407	Therion Biologics Corporation Series A (a)	474
240,000	Therion Biologics Corporation Series B (a)	2,400
407,712	Therion Biologics Corporation Series C (a)	4,077
305,784	Therion Biologics Corp. warrants (expiration 9/26/06) (a)	0
33,332	Therion Biologics Corporation Series C-2 (a)	334
24,999	Therion Biologics Corp. warrants (expiration 8/18/08) (a)	0
36,092	Therion Biologics Corporation Sinking Fund (a)	361
2,555,000	Xanthus Life Sciences, Inc. Series B (a)	2,555,000
	Healthcare Services – 4.5%
1,577,144	CardioNet, Inc. Series C (a) (b)	5,520,004
52,882	CardioNet warrants (expiration 5/01/11) (a) (b)	0
484,829	CytoLogix Corporation Series A (a) (b)	399,984
227,130	CytoLogix Corporation Series B (a) (b)	187,382
160,000	I-trax, Inc. Series A (a)	5,708,055
5,384,615	PHT Corporation Series D (a) (b)	4,200,000
1,204,495	PHT Corporation Series E (a) (b)	939,506
	Medical Devices and Diagnostics – 4.9%
4,852,940	Concentric Medical, Inc. Series B (a) (b) (c)	6,794,116
1,744,186	Concentric Medical, Inc. Series C (a) (b)	2,441,860
683,000	Concentric Medical, Inc. Series D (a) (b)	956,200
222,222	EPR, Inc. Series A (a)	2,222
3,669,024	Labcyte, Inc. Series C (a)	1,920,000
160,000	Masimo Corporation Series D	1,760,000
1,632,653	OmniSonics Medical Technologies, Inc. Series B (a) (b)	1,962,775
1,547,988	OmniSonics Medical Technologies, Inc. Series C (a) (b)	1,616,100
65,217	TherOx, Inc. Series H (a)	247,825

1

SHARES		VALUE
	Medical Devices and Diagnostics – continued
149,469	TherOx, Inc. Series I (a)	$577,100
4,220	Therox warrants (expiration 1/26/10) (a)	0
8,141	Therox warrants (expiration 6/09/09) (a)	0
		$56,155,026

PRINCIPAL AMOUNT
	Convertible Notes (Restricted) – 0.1%
	Healthcare Services – 0.1%
$ 316,964	CardioNet, Inc. Cvt. Note,8.00% due 2006 (b)	316,964
168,337	CytoLogix Corporation Cvt. Note,6.75% (b) (d)	168,337
		$485,301
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $67,638,219)	$ 56,640,327

SHARES
	COMMON STOCKS AND WARRANTS – 78.0%
	Biopharmaceuticals – 31.3%
577,778	Akorn, Inc. (a)	2,299,556
202,223	Akorn Inc. warrants (expiration 3/07/11) (a)	0
373,750	Alexza Pharmaceuticals, Inc. (a)	2,739,588
74,000	Amgen, Inc. (a)	4,827,020
50,000	Biogen Idec Inc. (a)	2,316,500
103,000	Celgene Corp. (a)	4,885,290
360,620	Corcept Therapeutics Inc. (a)	1,460,511
433,486	Cubist Pharmaceuticals, Inc. (a)	10,915,178
73,800	Endo Pharmaceuticals Holdings (a)	2,433,924
174,500	Forest Laboratories, Inc. (a)	6,751,405
64,500	Genentech, Inc. (a)	5,276,100
159,268	Genzyme Corporation (a)	9,723,311
247,075	Gilead Sciences, Inc. (a)	14,616,957
450,175	Idenix Pharmaceuticals Inc. (a)	4,231,645
778,450	Insmed Inc. (a)	1,245,520
1,048,756	Inspire Pharmaceuticals, Inc. (a)	4,876,715
158,690	MedImmune, Inc. (a)	4,300,499
408,000	MGI Pharma, Inc. (a)	8,772,000
147,760	Myriad Genetics Inc. (a)	3,730,940
124,080	PDL BioPharma Inc. (a)	2,284,313
205,000	Pfizer, Inc.	4,811,350
278,300	Schering-Plough Corporation	5,296,049
690,556	Tercica, Inc. (a)	3,653,041
97,050	United Therapeutics Corp. (a)	5,606,578
		117,053,990

2

SHARES		VALUE
	Drug Delivery – 2.2%
822,533	DepoMed, Inc. (a)	$4,828,269
197,940	Noven Pharmaceuticals, Inc. (a)	3,543,126
		8,371,395

	Drug Discovery Technologies – 2.6%
277,273	Avalon Pharmaceuticals, Inc. (a)	939,955
36,080	Cougar Biotechnology Inc. (Restricted) (a)	162,501
213,513	Senomyx, Inc. (a)	3,080,993
290,600	ZymoGenetics, Inc. (a)	5,512,682
300,000	Zyomyx, Inc. (Restricted) (a)	3,000
		9,699,131

	Emerging Biopharmaceuticals – 10.5%
466,448	ACADIA Pharmaceuticals, Inc. (a)	3,936,821
972,841	Ariad Pharmaceuticals, Inc. (a)	4,387,513
540,592	Barrier Therapeutics, Inc. (a)	3,535,472
164,930	DOV Pharmaceutical, Inc. (a)	349,652
465,050	Exelixis, Inc. (a)	4,673,752
387,577	Kosan Biosciences, Inc. (a)	1,550,308
119,650	Momenta Pharmaceuticals, Inc. (a)	1,520,751
62,073	Myogen, Inc. (a)	1,800,117
102,176	Myogen, Inc. warrants (expiration 9/29/09) (a)	2,166,131
599,790	Neurogen Corporation (a)	3,070,925
471,278	Nitromed, Inc. (a)	2,276,273
626,580	Seattle Genetics, Inc. (a)	2,882,268
109,954	Telik, Inc. (a)	1,814,241
238,199	Theravance, Inc. (a)	5,449,993
226,760	Therion Biologics Corporation (Restricted) (a)	2,268
		39,416,485

	Generic Pharmaceuticals – 6.5%
109,700	Barr Pharmaceuticals, Inc. (a)	5,231,593
828,524	Impax Laboratories, Inc. (a)	5,178,275
119,700	K-V Pharmaceutical Co. (a)	2,233,602
237,500	Taro Pharmaceuticals Industries Ltd. (a)	2,519,875
283,469	Teva Pharmaceutical Industries, Ltd. (e)	8,954,786
		24,118,131

	Healthcare Services – 9.3%
131,000	Allscripts Healthcare Solutions, Inc. (a)	2,299,050
222,222	Aveta, Inc. (Restricted) (a)	2,999,997
26,125	DakoCytomation, Inc. (Restricted) (f)	271,962
200,000	Eclipsys Corporation (a)	3,632,000
404,334	Emageon, Inc. (a)	5,899,233
416,500	Emdeon Corporation (a)	5,168,765

3

SHARES		VALUE
	Healthcare Services – continued
141,000	Medco Health Solutions, Inc. (a)	$8,076,480
198,905	National Medical Health Card Systems, Inc. (a)	2,744,889
306,208	Syntiro Healthcare Services (Restricted) (a)	306
80,000	UnitedHealth Group Inc.	3,582,400
		34,675,082

	Medical Devices and Diagnostics – 15.6%
189,330	Adeza Biomedical Corporation (a)	2,654,407
852,150	Align Technology, Inc. (a)	6,297,388
347,000	American Medical Systems Holdings Inc (a)	5,777,550
447,722	Conor Medsystems, Inc. (a)	12,352,650
109,200	Conor Medsystems, Inc. (Restricted) (a)	2,862,187
120,000	DJO Incorporated. (a)	4,419,600
73,000	Gen-Probe, Inc. (a)	3,940,540
137,120	Genomic Health Inc. (a)	1,613,902
100,980	IDEXX Laboratories, Inc. (a)	7,586,627
160,000	Masimo Corporation (Restricted)	1,600
830,292	Medwave, Inc. (a) (b)	2,100,639
207,573	Medwave Inc. warrants (expiration 8/21/11) (a) (b)	0
932,315	Orthovita, Inc. (a)	3,934,369
208,529	Songbird Hearing, Inc. (Restricted) (a)	2,085
546,875	VNUS Medical Technologies, Inc. (a)	4,582,813
		58,126,357

	TOTAL COMMON STOCKS AND WARRANTS (Cost $261,284,050)	$ 291,460,571

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENTS – 3.8%
$3,600,000	American Express Corp.; 5.25% due 07/11/06	3,594,750
5,000,000	General Electric Capital Corp.; 5.21% due 07/07/06	4,995,658
5,600,000	United Parcel Service American Inc.; 4.95% due 07/05/06	5,596,920
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,187,328)	$ 14,187,328
	TOTAL INVESTMENTS – 96.9% (Cost $343,109,597)	$362,288,226
	OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%	11,664,152
	NET ASSETS - 100%	$373,952,378

(a)     Non-income producing security.

(b)     Affiliated issuers in which the Fund holds 5% or more of the voting securities (Total Market Value of $27,745,677).

(c)     Includes 321,000 non-voting shares.

(d)     Variable maturity.

(e)     American Depositary Receipt.

(f)      Foreign security.

The accompanying notes are an integral part of these financial statements.

4

HQH

Investment Securities Valuation - Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices.  Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities.  Exchange-traded investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees of the Fund.  The fair value of venture capital and other restricted securities is determined in good faith by the Trustees.  However, because of the uncertainty of fair valuations these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material.  Each such fair value determination is based on a consideration of relevant factors.  Factors the Trustees consider may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; and (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing.  Short-term investments with maturity of 60 days or less are valued at amortized cost.

Venture Capital and Other Restricted Securities - The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at June 30, 2006, as determined by the Trustees of the Fund.  The Fund may invest up to 40% of its net assets in venture capital and other restricted securities.  The values of these securities represent 17% of the Fund’s net assets at June 30, 2006.  With the exception of Conor Medsystems, Inc. Restricted Common, the Fund on its own does not have the right to demand that such securities be registered.  Subject to certain conditions, the Fund has the right to request registration of Conor Medsystems, Inc. Restricted Common.

			Carrying
	Acquisition		Value
Security (f)	Date	Cost	per Unit	Value
Agensys, Inc.
Series C Cvt. Pfd.	2/14/02, 9/27/05	$3,307,024	$2.95	$3,300,300
Agilix Corporation
Series B Cvt. Pfd.	11/8/01	2,566,969	0.06	141,809
Aveta, Inc.
Restricted Common	12/21/05	2,999,997	13.50	2,999,997
CardioNet, Inc.
Series C Cvt. Pfd.	5/3/01 - 3/25/03	5,551,696	3.50	5,520,004
Convertible Note	8/15/05	316,964	1.00	316,964
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,502,620	6.00	2,250,000
Series C-1 Cvt. Pfd.	3/31/01	111,488	6.00	193,158
Series D Cvt. Pfd.	3/14/01	1,668,122	6.00	1,680,630
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/7/02, 1/24/03	3,329,210	1.40	6,794,116
Series C Cvt. Pfd.	12/19/03	1,500,000	1.40	2,441,860
Series D Cvt. Pfd.	9/30/05	957,768	1.40	956,200
Conor Medsystems, Inc.
Restricted Common	10/23/03-8/6/04	653,127	27.59	2,862,187
Corus Pharma, Inc.
Series C Cvt. Pfd.	4/8/04	3,006,929	0.58	1,500,000
Cougar Biotechnology Inc.
Series A Cvt. Pfd.	3/30/06	1,462,499	4.50	1,462,493
Restricted Common	3/30/06	162,501	4.50	162,501
CytoLogix Corporation
Series A Cvt. Pfd.	1/13/98-7/21/99	1,622,895	0.83	399,984
Series B Cvt. Pfd.	1/11/01	760,284	0.83	187,382
Convertible Note	5/29/02	168,337	1.00	168,337
Dako A/S
Restricted Common	6/14/04	1,102,920	10.41	271,962
EPR, Inc.
Series A Cvt. Pfd.	3/9/94	1,000,409	0.01	2,222
Galileo Pharmaceuticals, Inc.
Series F-1 Cvt. Pfd.	8/18/00	3,002,895	0.00	140
I-trax, Inc.
Series A Cvt. Pfd.	3/18/04	4,003,650	35.68	5,708,055
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05	1,923,506	0.52	1,920,000
Masimo Corporation
Series D Cvt. Pfd.	8/14/96	1,120,657	11.00	1,760,000
Restricted Common	3/31/98	0	0.01	1,600
OmniSonics Medical Technologies, Inc.
Series B Cvt. Pfd.	5/24/01	2,409,023	1.20	1,962,775
Series C Cvt. Pfd.	10/1/03	1,800,336	1.04	1,616,100

			Carrying
	Acquisition		Value
Security (f)	Date	Cost	per Unit	Value
PHT Corporation
Series D Cvt. Pfd.	7/23/01	$4,205,754	$0.78	$4,200,000
Series E Cvt. Pfd.	9/12/03 - 10/14/04	941,669	0.78	939,506
Raven biotechnologies, Inc.
Series B Cvt. Pfd.	12/12/00	3,001,725	0.83	1,509,091
Series C Cvt. Pfd.	11/26/02	2,331,600	0.83	2,331,600
Series D Cvt. Pfd.	6/23/05	1,205,415	0.29	1,200,000
Songbird Hearing, Inc.
Restricted Common	12/14/00	3,004,861	0.01	2,085
Syntiro Healthcare Services
Restricted Common	2/5/97	1,200,325	0.001	306
TargeGen, Inc.
Series C Cvt. Pfd.	8/30/05	2,763,495	1.30	2,760,000
Therion Biologics Corporation
Series A Cvt. Pfd.	8/20/96-10/16/96	444,850	0.10	474
Series B Cvt. Pfd.	6/22/99	901,393	0.01	2,400
Series C Cvt. Pfd.	9/26/01-10/15/01	1,529,348	0.10	4,077
Series C-2 Units	8/13/03	59,998	0.01	334
Sinking Fund Cvt. Pfd.	10/18/94-8/20/96	721,291	0.01	361
Restricted Common	7/12/90-1/25/96	511,365	0.01	2,268
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	3,002,506	3.80	247,825
Series I Cvt. Pfd.	7/8/05	579,407	3.86	577,100
Xanthus Life Sciences, Inc.
Series B Cvt. Pfd.	12/5/03, 3/23/06	2,556,320	1.00	2,555,000
Zyomyx, Inc.
Series A New Cvt. Pfd.	1/12/04	299,700	0.10	30,000
Series B New Cvt. Pfd.	2/19/99, 1/12/04	468	0.10	30
New Restricted Common	2/19/99 - 7/22/04	3,602,065	0.01	3,000
		$ 80,875,381		$62,946,233	(g)

(f)     See Schedule of Investments and corresponding footnotes for more information on each issuer.

(g)    Represents 17% of the Fund’s net assets as of June 30, 2006.

Federal Income Tax Cost - At June 30, 2006, the total cost of securities for Federal income tax purposed was $343,109,597. The net unrealized gain on securities held by the Fund was $19,178,629, including gross unrealized gain of $76,334,481 and gross unrealized loss of $57,155,852.

Affiliate Transactions – An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities.  Transactions with such companies during the nine months ended June 30, 2006 were as follows:

Issuer	Value on October 1, 2005	Purchases	Sales	Income	Value on June 30, 2006
Agilix Corporation	$571,429	$—	$—	$—	$141,809
CardioNet, Inc.	5,820,004	—	—	18,112	5,836,968
Concentric Medical, Inc.	10,192,176	—	—	—	10,192,176
CytoLogix Corporation	755,703	—	—	8,522	755,703

Medwave, Inc.	—	2,275,000	—	—	2,100,639
OmniSonics Medical Technologies, Inc.	3,981,225	—	—	—	3,578,875
PHT Corporation	5,139,506	—	—	—	5,139,506
	$26,460,043	$—	$—	$26,634	$27,745,676

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel Omstead
Daniel Omstead, President

Date	8/29/06

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen Eckert
Kathleen Eckert, Treasurer

Date	8/29/06